Loans Payable - Schedule of Loans Payable (Details) - USD ($)		Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Loan Payable		$ 28,073	$ 34,220		$ 383,308
Less: current portion		(7,914)	(8,262)		(349,089)
Non-current portion		20,159	25,958		34,219
Automobile Loans [Member]
Loan Payable		$ 28,073	34,220	[1]	42,273	[1]
Business Loan [Member]
Loan Payable	[2]				$ 341,035

[1]	In 2015, the Company entered into two loan agreements to purchase automobiles. The combined principal amount of the loans was $44,093 and they mature by November 2021. The loans require a combined monthly payment of principal and interest of $747. A total of $34,220 and 42,273 was owed on the loans as of December 31, 2016 and 2015, respectively.
[2]	In September 2015, the Company entered into a Business Loan and Security Agreement, under which the Company could borrow up to $500,000. The loan was secured by credit card collections and certain Company assets. The loan was paid off in September 2016.